Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 86	$ 128	$ 287	$ 240
Cost of revenues	(24)	(42)	(98)	(84)
Gross profit	62	86	189	156
Operating expenses:
Research and development, net	(1,932)	(2,156)	(3,860)	(4,426)
Sales and marketing	(386)	(295)	(821)	(629)
General and administrative	(657)	(586)	(1,280)	(1,296)
Operating loss	(2,913)	(2,951)	(5,772)	(6,195)
Financing income, net	78	136	17	100
Net loss	(2,835)	(2,815)	(5,755)	(6,095)
Attributable to non-controlling interest	(108)	(56)	(224)	(70)
Attributable to equity holders	$ (2,727)	$ (2,759)	$ (5,531)	$ (6,025)
Basic net loss per share from continuing operations	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.07)
Diluted net loss per share from continuing operations	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.07)
Weighted average number of shares outstanding used in computing basic net loss per share	269,367,413	87,993,689	231,181,999	82,097,990
Weighted average number of shares outstanding used in computing diluted net loss per share	269,367,413	87,993,689	231,181,999	82,097,990